UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Registrant’s Telephone Number, including Area Code:  (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

OELSCHLAGER
INVESTMENTS

TOWPATH FOCUS FUND
Ticker: TOWFX
Institutional Share Class

TOWPATH TECHNOLOGY FUND
Ticker: TOWTX
Institutional Share Class

www.oelschlagerinvestments.com

SEMI-ANNUAL REPORT

MAY 31, 2021 (Unaudited)

TOWPATH FOCUS FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of May 31, 2021, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Technology
4.35%
Basic Materials
1.99%
Communication Services
9.35%
Money Market Fund
15.51%
Consumer Cyclical
15.56%
Industrials
6.57%
Energy
4.74%
Healthcare
22.38%
Financial Services
19.55%

Portfolio composition is subject to change.

Semi-Annual Report |  1

TOWPATH TECHNOLOGY FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry of the underlying securities as of May 31, 2021, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Portfolio composition is subject to change.

Semi-Annual Report |  2

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2021 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 84.44%

Apparel & Other Finished Products of Fabrics & Similar Material - 2.15%
4,200	Carter's, Inc.	$ 429,408

Biological Products (No Diagnostic Substances) - 3.73%
2,020	Amgen, Inc.	480,639
4,000	Gilead Sciences, Inc.	264,440
		745,079
Computer & Office Equipment - 2.18%
14,920	HP, Inc.	436,112

Crude Petroleum & Natural Gas - 1.99%
10,300	Royal Dutch Shell PLC Class B	397,683

Fire, Marine & Casualty Insurance - 2.74%
4,005	Allstate Corp.	547,123

Footwear (No Rubber) - 2.22%
10,700	Steven Madden Ltd.	442,980

Gold & Silver Ores - 1.99%
5,400	Newmont Corp.	396,792

Household Furniture - 1.12%
16,800	Kimball International, Inc. Class B	223,776

Leather & Leather Products - 0.92%
4,100	Tapestry, Inc. *	184,049

Life Insurance - 1.44%
2,290	Reinsurance Group of America, Inc.	288,609

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.77%
2,400	Kontoor Brands, Inc.	153,648

Motor Vehicle Parts & Accessories - 3.78%
11,720	Gentex Corp.	416,060
3,370	Magna International, Inc. Class A	338,988
		755,048
National Commercial Banks - 4.41%
5,470	Bank of America Corp.	231,873
3,160	Capital One Financial Corp.	508,065
6,050	Regions Financial Corp.	141,630
		881,568

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  3

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

Shares		Fair Value

Office Furniture - 3.12%
13,050	Herman Miller, Inc.	$ 623,790

Petroleum Refining - 2.75%
6,830	Valero Energy Corp.	549,132

Pharmaceutical Preparations - 11.20%
7,640	Bristol Myers Squibb Co.	502,101
15,080	GlaxoSmithKline PLC ADR	584,652
13,520	Prestige Consumer Healthcare, Inc. *	674,242
8,680	Roche Holding AG ADR	379,837
1,800	Sanofi SA ADR *	96,174
		2,237,006
Retail-Catalog & Mail-Order Houses - 1.00%
62	Amazon.com, Inc. *	199,830

Retail-Furniture Stores - 0.81%
3,500	Haverty Furniture Companies, Inc.	160,790

Retail-Shoe Stores - 1.38%
5,000	Genesco, Inc. *	275,000

Security Brokers, Dealers & Flotation Companies - 3.71%
10,040	The Charles Schwab Corp.	741,454

Semiconductors & Related Devices - 2.16%
7,550	Intel Corp.	431,256

Services-Business Services - 1.41%
4,640	Ebay, Inc.	282,483

Services-Computer Programming, Data Processing, Etc. - 7.65%
483	Alphabet, Inc. Class A *	1,138,358
1,185	Facebook, Inc. Class A *	389,545
		1,527,903
Services-Help Supply Services - 2.04%
5,465	Barrett Business Services, Inc.	406,979

Services-Medical Laboratories - 2.04%
3,100	Quest Diagnostics, Inc.	408,177

Ship & Boat Building & Repairing - 1.41%
1,300	Huntington Ingalls Industries, Inc.	281,073

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  4

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

Shares		Fair Value

State Commercial Banks - 7.23%
14,633	Atlantic Union Bankshares Corp.	$ 600,246
14,630	Bank of New York Mellon Corp.	761,930
1,800	Pacific Premier Bancorp, Inc.	82,746
		1,444,922
Telephone Communications (No Radiotelephone) - 1.70%
6,000	Verizon Communications, Inc.	338,940

Wholesale-Drugs Proprietaries & Druggists' Sundries - 5.39%
4,940	AmerisourceBergen Corp.	566,816
2,650	McKesson Corp.	509,833
		1,076,649

TOTAL COMMON STOCKS (Cost - $12,219,301) - 84.44%		16,867,259

MONEY MARKET FUND - 15.50%
3,096,733	First American Government Obligations Fund Class X, 0.03% **	3,096,733
TOTAL MONEY MARKET FUND (Cost - $3,096,733) - 15.50%		3,096,733

	Total Investments (Cost - $15,316,034) - 99.94%	19,963,992

	Other Assets Less Liabilities - 0.06%	12,048

	Net Assets - 100.00%	$19,976,040

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2021.

ADR - American Depositary Receipt

PLC- Public Limited Company

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  5

TOWPATH TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2021 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 76.11%

Biological Products (No Diagnostic Substances) - 1.39%
150	Biogen, Inc. *	$ 40,122

Computer & Office Equipment - 3.61%
1,600	HP, Inc.	46,768
400	International Business Machine Corp.	57,496
		104,264
Computer Communications Equipment - 1.83%
1,000	Cisco Systems, Inc.	52,900

Computer Storage Devices - 2.62%
980	NetApp, Inc.	75,823

Electrical Industrial Apparatus - 1.15%
2,500	GrafTech International Ltd.	33,200

Electronic Computers - 1.98%
460	Apple, Inc.	57,321

Optical Instruments & Lenses - 1.43%
130	KLA Corp.	41,196

Printed Circuit Boards - 2.04%
3,900	TTM Technologies, Inc. *	59,085

Retail-Catalog & Mail-Order Houses - 1.56%
14	Amazon.com, Inc. *	45,123

Search, Detection, Navigation, Guidance, Aeronautical, and Nautical Systems and Instruments - 3.42%
270	Northrop Grumman Corp.	98,785

Semiconductors & Related Devices - 5.67%
1,000	Intel Corp.	57,120
1,700	MagnaChip Semiconductor Corp. (Luxembourg) *	40,290
4,910	Photronics, Inc. *	66,481
		163,891
Services-Business Services - 4.24%
230	Accenture PLC Class A (Ireland)	64,897
210	FleetCor Technologies, Inc. *	57,633
		122,530
Services-Computer Integrated Systems Design - 2.28%
1,400	Open Text Corp. (Canada)	65,772

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  6

TOWPATH TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

Shares		Fair Value

Services-Computer Processing & Data Preparation - 3.86%
1,500	CSG Systems International, Inc.	$ 66,060
1,200	DXC Technology Co. *	45,504
		111,564
Services-Computer Programming, Data Processing, Etc. - 10.60%
77	Alphabet, Inc. Class A *	181,478
380	Facebook, Inc. Class A *	124,917
		306,395
Services-Computer Programming Services - 1.49%
600	Cognizant Technology Solutions Corp. Class A	42,936

Services-Management Consulting Services - 7.77%
5,465	Booz Allen Hamilton Holding Corp. Class A	74,738
900	CGI, Inc. Class A (Canada) *	80,460
3,900	The Hackett Group, Inc.	69,459
		224,657
Services-Prepackaged Software - 9.57%
880	Check Point Software Technologies Ltd. (Israel) *	102,942
190	Microsoft Corp.	47,439
800	Oracle Corp.	62,992
400	VMWare, Inc. Class A *	63,156
		276,529
Ship & Boat Building & Repairing - 2.24%
300	Huntington Ingalls Industries, Inc.	64,863

Telephone Communications (No Radiotelephone) - 1.76%
900	Verizon Communications, Inc.	50,841

Wholesale-Electronic Parts & Equipment - 5.60%
500	Arrow Electronics, Inc. *	60,165
1,100	Avnet, Inc.	48,466
2,204	Ituran Location & Control Ltd. (Israel)	53,359
		161,990

TOTAL COMMON STOCKS (Cost - $1,949,868) - 76.11%		2,199,787

MONEY MARKET FUND - 24.10%
696,604	First American Government Obligations Fund Class X, 0.03% **	696,604
TOTAL MONEY MARKET FUND (Cost - $696,604) - 24.10%		696,604

	Total Investments (Cost - $2,646,472) - 100.21%	2,896,391

	Liabilities Less Other Assets - (0.21)%	(6,222)

	Net Assets - 100.00%	$ 2,890,169

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2021.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  7

TOWPATH FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

MAY 31, 2021 (UNAUDITED)

	Towpath	Towpath
	Focus	Technology
	Fund	Fund
Assets:
Investments in Securities at Value (Cost $15,316,034, and $2,646,472)	$ 19,963,992	$ 2,896,391
Cash	1,000	-
Receivables:
Dividends and Interest	41,006	1,835
Due from Advisor	-	4,461
Prepaid Expenses	4,494	2,704
Total Assets	20,010,492	2,905,391
Liabilities:
Payables:
Advisory Fees	15,982	-
Administrator Fees	341	250
Chief Compliance Officer Fees	237	250
Transfer Agent & Fund Accounting Fees	2,842	1,051
Trustee Fees	395	634
Other Accrued Expenses	14,655	13,037
Total Liabilities	34,452	15,222
Net Assets	$ 19,976,040	$ 2,890,169

Net Assets Consist of:
Paid In Capital	$ 14,472,996	$ 2,636,502
Distributable Earnings	5,503,044	253,667
Net Assets	$ 19,976,040	$ 2,890,169

Net Asset Value Per Share

Institutional Class
Net Assets	$ 19,976,040	$ 2,890,169
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,459,296	256,747
Net asset value and offering price per share	$ 13.69	$ 11.26

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  8

TOWPATH FUNDS

STATEMENTS OF OPERATIONS

For the six months ended May 31, 2021 (UNAUDITED)

	Towpath	Towpath
	Focus	Technology
	Fund	Fund *
Investment Income:
Dividends (a)	$ 147,511	$ 7,832
Interest	362	82
Total Investment Income	147,873	7,914

Expenses:
Advisory Fees (see Note 3)	58,830	6,561
Transfer Agent & Fund Accounting Fees (see Note 3)	16,227	5,201
Dividends Expense	236	-
Legal Fees	8,300	4,550
Audit Fees	8,030	7,429
Custody Fees	5,522	3,533
Chief Compliance Officer Fees (see Note 3)	1,737	1,500
Administrative Fees (see Note 3)	2,440	1,000
Registration Fees	2,582	357
Trustee Fees	1,197	1,234
Other Fees	2,314	1,126
Printing & Mailing Fees	122	181
Total Expenses	107,537	32,672
Fees Waived and/or Expenses Reimbursed by the Adviser	(14,854)	(22,362)
Net Expenses	92,683	10,310

Net Investment Income (Loss)	55,190	(2,396)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	828,506	6,144
Net Change in Unrealized Appreciation on Investments	2,992,749	249,919
Net Realized and Unrealized Gain on Investments	3,821,255	256,063

Net Increase in Net Assets Resulting from Operations	$ 3,876,445	$ 253,667

(a) Net of foreign withholding taxes of $7,133 and $264.

* For the period December 31, 2020 (commencement of investment operations) through May 31, 2021.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  9

TOWPATH FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	5/31/2021	Period Ended*
	(Unaudited)	11/30/2020
Increase in Net Assets From Operations:
Net Investment Income	$ 55,190	$ 109,431
Net Realized Gain on Investments	828,506	264,974
Net Change in Unrealized Appreciation on Investments	2,992,749	1,655,209
Net Increase in Net Assets Resulting from Operations	3,876,445	2,029,614

Distributions to Shareholders:
Distributions:
Realized Gains	(293,092)	-
Net Investment Income	(109,923)	-
Total Distributions Paid to Shareholders	(403,015)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	3,073,606	11,411,577
Proceeds from Reinvestment of Distributions:
Institutional Class	236,470	-
Cost of Shares Redeemed:
Institutional Class	(226,000)	(22,657)
Net Increase in Net Assets from Capital Share Transactions	3,084,076	11,388,920

Net Increase in Net Assets	6,557,506	13,418,534

Net Assets:
Beginning of Period	13,418,534	-

End of Period	$ 19,976,040	$ 13,418,534

Share Activity:
Institutional Class
Shares Sold	250,660	1,209,446
Shares Reinvested	21,419	-
Shares Redeemed	(19,962)	(2,267)
Net Increase in Shares of Beneficial Interest Outstanding	252,117	1,207,179

* For the period December 31, 2019 (commencement of investment operations) through November 30, 2020.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  10

TOWPATH TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended*
5/31/2021
(Unaudited)
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (2,396)
Net Realized Gain on Investments	6,144
Net Change in Unrealized Appreciation on Investments	249,919
Net Increase in Net Assets Resulting from Operations	253,667

Distributions to Shareholders:
Distributions:
Realized Gains	-
Net Investment Income	-
Total Distributions Paid to Shareholders	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	2,636,502
Proceeds from Reinvestment of Distributions:
Institutional Class	-
Cost of Shares Redeemed:
Institutional Class	-
Net Increase in Net Assets from Capital Share Transactions	2,636,502

Net Increase in Net Assets	2,890,169

Net Assets:
Beginning of Period	-

End of Period	$ 2,890,169

Share Activity:
Institutional Class
Shares Sold	256,747
Shares Reinvested	-
Shares Redeemed	-
Net Increase in Shares of Beneficial Interest Outstanding	256,747

* For the period December 31, 2020 (commencement of investment operations) through May 31, 2021.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  11

TOWPATH FOCUS FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	Six Months
	Ended
	5/31/2021		Period Ended*
	(Unaudited)		11/30/2020

Net Asset Value, at Beginning of Period	$ 11.12		$ 10.00

Income From Investment Operations:
Net Investment Income **	0.04		0.11
Net Gain on Investments (Realized and Unrealized)	2.86		1.01
Total from Investment Operations	2.90		1.12

Distributions:
Net Investment Income	(0.09)		-
Net Realized Gains	(0.24)		-
Total from Distributions	(0.33)		-

Net Asset Value, at End of Period	$ 13.69		$ 11.12

Total Return ***	26.82%	(a)	11.20%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 19,976		$ 13,419
Before Waiver
Ratio of Expenses to Average Net Assets	1.28%	(b)	1.73%	(b)
Ratio of Net Investment Income to Average Net Assets	0.48%	(b)	0.57%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.10%	(b)(c)	1.10%	(b)(c)
Ratio of Net Investment Income to Average Net Assets	0.66%	(b)(c)	1.21%	(b)(c)
Portfolio Turnover	16.75%	(a)	32.09%	(a)

(a) Not annualized.

(b) Annualized.

(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

* For the period December 31, 2019 (commencement of investment operations) through November 30, 2020.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  12

TOWPATH TECHNOLOGY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Period Ended*
	5/31/2021
	(Unaudited)

Net Asset Value, at Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss **	(0.01)
Net Gain on Investments (Realized and Unrealized)	1.27
Total from Investment Operations	1.26

Distributions:
Net Investment Income	-
Net Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 11.26

Total Return ***	12.60%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,890
Before Waiver
Ratio of Expenses to Average Net Assets	3.46%	(b)
Ratio of Net Investment Loss to Average Net Assets	(2.62)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.09%	(b)(c)
Ratio of Net Investment Loss to Average Net Assets	(0.25)%	(b)(c)
Portfolio Turnover	9.60%	(a)

(a) Not annualized.

(b) Annualized.

(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

* For the period December 31, 2020 (commencement of investment operations) through May 31, 2021.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  13

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2021 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Towpath Focus Fund (the "Focus Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 31, 2019. The Towpath Technology Fund (the “Technology Fund”) is a non-diversified series of the Trust and commenced operations on December 31, 2020. Each Fund’s investment objective is to provide long-term capital appreciation. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently seven separate series offered by the Trust. The investment adviser to each Fund is Oelschlager Investments, LLC (the "Adviser" or "Oelschlager").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements.  The Trust follows the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update ("ASU") 2013-08.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Semi-Annual Report |  14

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and ADR’s). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 2 of the fair value hierarchy.

A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar

Semi-Annual Report |  15

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about each Fund’s investments measured at fair value as of May 31, 2021, by major security type:

Towpath Focus Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2021 (Total)
Assets
Common Stocks	$ 16,867,259	$ -	$ -	$ 16,867,259
Money Market Fund	3,096,733	-	-	3,096,733
Total	$ 19,963,992	$ -	$ -	$ 19,963,992

Towpath Technology Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2021 (Total)
Assets
Common Stocks	$ 2,199,787	$ -	$ -	$ 2,199,787
Money Market Fund	696,604	-	-	696,604
Total	$ 2,896,391	$ -	$ -	$ 2,896,391

During the period ended May 31, 2021, there were no transfers between 1, 2, or 3 in the Fund.

The Funds did not hold any Level 3 securities during the period presented. For a further breakdown of each investment by industry type, please refer to each Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities

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TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2020 tax return. The Funds identify its major tax jurisdiction as U.S. federal and the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended May 31, 2021 and, with respect to the Technology Fund, the period December 31, 2020 (commencement of investment operations) through May 31, 2021, the Funds did not incur any interest or penalties.

SHARE VALUATION: The Funds’ NAV are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding for the Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Funds typically distribute substantially all of their net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial

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TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Funds maintain its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

NOTE 3.  RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

INVESTMENT ADVISER: Oelschlager Investments, LLC, serves as the Funds’ investment adviser. Pursuant to a management agreement, each Fund pays Oelschlager an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of each Fund's average daily net assets.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2022, to ensure that the total annual operating expenses of the Funds, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.10% of the average daily net assets of each Fund. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Board. The Funds may only make a repayment to the Adviser if such repayment does not cause the applicable Fund’s expenses to exceed both 1) the expense cap in place of the time the expenses were waived, and 2) the Fund’s current expense cap. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

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TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Focus Fund through November 30, 2023, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2023	$57,574

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Funds’ transfer agent and fund accountant.  MSS receives an annual fee from the Funds of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Funds based on the average net assets of the Fund.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Funds, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Funds.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a total monthly fee of $1,000 from the Funds.

UNDERWRITER: As of March 23, 2021, Ultimus Fund Distributors, LLC (the "Underwriter") (“Ultimus”) acts as the Funds' principal underwriter in a continuous offering of the Funds' shares.  Prior to March 23, 2021, Foreside Financial Services, LLC (“Foreside”) acted as the Funds’ principal underwriter. The Underwriter is compensated by the Adviser, not the Funds, for acting as principal underwriter.

NOTE 4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series without par value. As of May 31, 2021, paid in capital amounted to $14,472,996 and $2,636,502 for the Focus Fund and Technology Fund, respectively.

NOTE 5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2021 for the Focus Fund and the period December 31, 2020 (commencement of investment operations) through May 31, 2021 for the Technology Fund, were as follows:

	Focus Fund	Technology Fund
Purchases	$ 3,061,029	$ 2,091,518
Sales	$ 2,416,487	$ 141,920

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TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

NOTE 6.  FEDERAL INCOME TAX

For federal income tax purposes, the cost of investments owned as of May 31, 2021 is $15,316,034 and $2,646,472 for the Focus Fund and Technology Fund, respectively. As of May 31, 2021, the gross unrealized appreciation on a tax basis totaled $4,865,178 and the gross unrealized depreciation totaled $217,220 for a net unrealized appreciation of $4,647,958 for the Focus Fund. As of May 31, 2021, the gross unrealized appreciation on a tax basis totaled $265,806 and the gross unrealized depreciation totaled $15,887 for a net unrealized appreciation of $249,919 for the Technology Fund.

As of November 30, 2020, the difference between book and tax basis unrealized appreciation was attributed to the deferral of wash sales.

As of November 30, 2020 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

                $       402,709

Net unrealized appreciation

      1,626,905

Total

$    2,029,614

For the six months ended May 31, 2021, there were ordinary income and short term gain distributions of $109,923 and $293,092, respectively, for the Focus Fund. There were no distributions made for the period December 31, 2020 (commencement of investment operations) through May 31, 2021 for the Technology Fund.

There were no distributions made for the period December 31, 2019 (commencement of investment operations) through November 30, 2020 for the Focus Fund.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of May 31, 2021, Mark & Tina Oelschlager held approximately 51% and 29% of the voting securities of the Focus Fund and Technology Fund, respectively, and may be deemed to control the Funds.

NOTE 8.  CONTINGENCIES AND COMMITMENTS

The Funds indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

NOTE 9.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 10.  SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Technology Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

NOTE 11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

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TOWPATH FUNDS

EXPENSE ILLUSTRATION

MAY 31, 2021 (UNAUDITED)

 Expense Example

As a shareholder of the Fund(s), you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period, December 1, 2020 through May 31, 2021 for the Towpath Focus Fund; and since inception, December 31, 2020 through May 31, 2021 for the Towpath Technology Fund.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Towpath Focus Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2020	May 31, 2021	December 1, 2020 to May 31, 2021

Actual	$1,000.00	$1,268.22	$6.22
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.45	$5.54

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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TOWPATH FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

MAY 31, 2021 (UNAUDITED)

Towpath Technology Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 31, 2020	May 31, 2021	December 31, 2020 to May 31, 2021

Actual	$1,000.00	$1,126.00	$4.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.24	$4.62

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the one-half year period).

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TOWPATH FUNDS

ADDITIONAL INFORMATION

MAY 31, 2021 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Funds at 877-593-8637 and (2) from Funds documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.   The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Funds at 877-593-8637.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended May 31, 2021, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed the Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT

At its meeting held on December 18, 2019, the Board of Trustees (the “Board”) of MSS Series Trust (the “Trust”), including a majority of the Trustees  who are not “interested persons” as that term is defined in the Investment Company Act of 1940 discussed the approval of a management agreement (the “Management Agreement”) between the Trust and Oelschlager Investments, LLC (“Oelschlager”) with respect to Towpath Technology Fund (“the Fund”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were

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TOWPATH FUNDS

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2021 (UNAUDITED)

not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with its deliberations regarding the approval of the Management Agreement, the Board reviewed the materials prepared by Oelschlager.

Nature, Extent and Quality of Service. The Trustees commented that Oelschlager Investments was recently formed to provide advisory services to investment companies. They reviewed the background of key personnel responsible for servicing the Funds, noting that Oelschlager Investments utilized Pine Advisor Solutions, LLC for compliance and operational support. The Trustees considered Oelschlager Investments’ practice for monitoring compliance, acknowledging that the firm utilized order management software, which incorporated pre-trade and post-trade compliance reporting. Further, they indicated that Oelschlager’s compliance software automatically flagged and prohibited any trades that would result in a violation of a Fund’s investment policies or restrictions. They noted that Oelschlager utilized a multi-factor process for broker-dealer selection that ensured the total cost or proceeds in each transaction is most favorable to the Funds.

Performance. The Trustees reviewed the Funds’ investment strategies and objectives. They further noted that Oelschlager Investments was recently formed and lacked a prior performance record to submit for consideration. However, they acknowledged that Mr. Oelschlager had successfully managed similar investment strategies. After further discussion, the Trustees concluded that Oelschlager Investments had the potential to provide shareholders with reasonable returns.

Fees and Expenses.  The Trustees noted that the Fund’s proposed advisory fee was 0.70% and observed that the Fund’s advisory fee was lower than the Fund’s peer group and Morningstar category averages. They further noted that the Fund’s projected net expense ratio of 1.10% was higher than the Fund’s Morningstar category and peer group averages but within the ranges of both comparison groups. The Trustees acknowledged that the differences in the net expense ratios was the result of the size of certain funds included in the Fund’s peer group and Morningstar category. They noted that Oelschlager Investments agreed to enter into an expense limitation agreement, under which it agreed to contractually limit expenses to 1.10% subject to certain exclusions.  The Trustees agreed that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Oelschlager Investments with respect to each Fund and considered whether projected profits, if any, were reasonable. They noted that the adviser projected to incur a loss in connection with each Fund over the first two years of operations for each Fund. The Trustees concluded excessive profitability was not a relevant concern at this time.

Economies of Scale. The Trustees considered whether Oelschlager Investments will experience economies of scale with respect to the management of the Funds. They noted that the adviser indicated that it was open to discussing the implementation of

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TOWPATH FUNDS

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2021 (UNAUDITED)

economies of scale as each Fund’s assets increased. The Trustees concluded that the absence of breakpoints at this time was reasonable.

Conclusion. Having requested and received such information from Oelschlager Investments as the Trustees believed reasonably necessary to evaluate the terms of Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable with respect to each Fund and that approval of the Management Agreement was in the best interests of the future shareholders of each Fund respectively.

Semi-Annual Report |  26

INVESTMENT ADVISER

Oelschlager Investments, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

LEGAL COUNSEL

Thompson Hine LLP

CUSTODIAN

U.S. Bank N.A.

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

DISTRIBUTOR

Ultimus Fund Distributors, LLC

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS SERIES TRUST

By /s/ Gregory B. Getts, President

     Gregory B. Getts

     President

Date: August 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts, President

      Gregory B. Getts

      President

Date: August 4, 2021

By /s/Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: August 4, 2021